Summary - Invesco Pacific Growth Fund | Invesco Pacific Growth Fund
Fund Summary - Invesco Pacific Growth Fund
Investment Objective(s)
The Fund’s investment objective is to maximize the capital appreciation of its investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Summary - Invesco Pacific Growth Fund Invesco Pacific Growth Fund	Class A, Invesco Pacific Growth Fund	Class B, Invesco Pacific Growth Fund	Class C, Invesco Pacific Growth Fund	Class R, Invesco Pacific Growth Fund	Class Y, Invesco Pacific Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Invesco Pacific Growth Fund Invesco Pacific Growth Fund	Class A, Invesco Pacific Growth Fund	Class B, Invesco Pacific Growth Fund	Class C, Invesco Pacific Growth Fund	Class R, Invesco Pacific Growth Fund	Class Y, Invesco Pacific Growth Fund
Management Fees	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.95%	0.50%	none
Other Expenses	0.56%	0.56%	0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.69%	2.44%	2.39%	1.94%	1.44%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Summary - Invesco Pacific Growth Fund Invesco Pacific Growth Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Pacific Growth Fund	Class A	712	1,053	1,417	2,438
Class B, Invesco Pacific Growth Fund	Class B	747	1,061	1,501	2,591
Class C, Invesco Pacific Growth Fund	Class C	342	745	1,275	2,726
Class R, Invesco Pacific Growth Fund	Class R	197	609	1,047	2,264
Class Y, Invesco Pacific Growth Fund	Class Y	147	456	787	1,724

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Summary - Invesco Pacific Growth Fund Invesco Pacific Growth Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Pacific Growth Fund	Class A	712	1,053	1,417	2,438
Class B, Invesco Pacific Growth Fund	Class B	247	761	1,301	2,591
Class C, Invesco Pacific Growth Fund	Class C	242	745	1,275	2,726
Class R, Invesco Pacific Growth Fund	Class R	197	609	1,047	2,264
Class Y, Invesco Pacific Growth Fund	Class Y	147	456	787	1,724

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund’s assets will be invested in at least three countries. The Fund, however, may invest more than 25% of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. As of October 31, 2011, the principal countries in which the Fund invested were Japan, Australia, Taiwan, China and South Korea.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests Fund assets in companies it believes have a high rate of earnings growth potential. It also selects securities which, in its view, possess both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

The remaining 20% of the Fund’s assets may be invested in equity securities, fixed-income securities and convertible securities of companies located anywhere in the world, and up to 10% of the Fund’s net assets may be invested in securities of other investment companies. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. The fixed-income securities (including zero coupon securities) may be issued or guaranteed by the governments of Australia, New Zealand and countries in Asia. In addition, the Fund may invest in fixed-income securities that are, either alone or in combination with warrants, options or other rights, convertible to the common stock of a company. A portion of the Fund’s convertible investments may be rated below investment grade.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Risk of Investing in Other Investment Companies. Any Fund investment in an investment company is subject to the underlying risk of that investment company’s portfolio securities. For example, if the investment company held common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition to the Fund’s fees and expenses, the Fund would bear its share of the investment company’s fees and expenses.

Convertible Securities. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s and Morgan Stanley Pacific Growth Fund Inc.’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, Class I, Class R and Class W shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y, Class R and Class A shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended June 30, 2009): 27.87% Worst Quarter (ended September 30, 2008): (20.81)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Summary - Invesco Pacific Growth Fund Invesco Pacific Growth Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Pacific Growth Fund	Class A shares: Inception (07/28/1997)			(23.11%)	(2.58%)	6.87%		Jul. 28, 1997
Return Before Taxes Class B, Invesco Pacific Growth Fund	Class B shares: Inception (11/30/1990)	Return Before Taxes		(23.24%)	(2.59%)	6.78%		Nov. 30, 1990
Return Before Taxes Class C, Invesco Pacific Growth Fund	Class C shares: Inception (07/28/1997)			(19.97%)	(2.18%)	6.67%		Jul. 28, 1997
Return Before Taxes Class R, Invesco Pacific Growth Fund	Class R shares: Inception (03/31/2008)			(18.79%)			(5.08%)	Mar. 31, 2008
Return Before Taxes Class Y, Invesco Pacific Growth Fund	Class Y shares: Inception (07/28/1997)			(18.38%)	(1.19%)	7.72%		Jul. 28, 1997
Return After Taxes on Distributions Class B, Invesco Pacific Growth Fund	Class B shares: Inception (11/30/1990)	Return After Taxes on Distributions		(23.16%)	(2.53%)	6.79%		Nov. 30, 1990
Return After Taxes on Distributions and Sale of Fund Shares Class B, Invesco Pacific Growth Fund	Class B shares: Inception (11/30/1990)	Return After Taxes on Distributions and Sale of Fund Shares		(14.73%)	(2.08%)	6.04%		Nov. 30, 1990
MSCI EAFE Index		MSCI EAFE® Index		(12.14%)	(4.72%)	4.67%
Custom Pacific Growth Index		Custom Pacific Growth Index	(reflects no deductions for fees, expenses or taxes)	(14.29%)	(1.64%)	7.75%
Lipper Pacific Region Funds Index		Lipper Pacific Region Funds Index		(16.45%)	(0.91%)	8.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.